LONG-TERM DEBT - Issued (Details) $ in Millions, $ in Millions			1 Months Ended
	Jul. 17, 2019	Jul. 16, 2019 USD ($)	Sep. 30, 2019 CAD ($)	Jul. 31, 2019 CAD ($)	Apr. 30, 2019 CAD ($)	Dec. 31, 2018 USD ($)	Oct. 31, 2018 USD ($)	Jul. 31, 2018 CAD ($)	May 31, 2018 USD ($)	Apr. 30, 2018 USD ($)	Nov. 30, 2017 USD ($)	Sep. 30, 2017 CAD ($)	Aug. 31, 2017 USD ($)	May 31, 2017 USD ($)	Dec. 31, 2019
TRANSCANADA PIPELINES LIMITED | Medium Term Notes due September 2029
Debt Instrument [Line Items]
Amount			$ 700
Interest Rate			3.00%
TRANSCANADA PIPELINES LIMITED | Medium Term Notes due July 2048
Debt Instrument [Line Items]
Amount			$ 300					$ 800
Interest Rate			4.18%					4.18%
Long-term debt, re-issuance yield			3.991%
TRANSCANADA PIPELINES LIMITED | Senior Unsecured Notes Due May 2028 [Member]
Debt Instrument [Line Items]
Amount							$ 400		$ 1,000
Interest Rate							4.25%		4.25%
Long-term debt, re-issuance yield							4.439%
TRANSCANADA PIPELINES LIMITED | Medium Term Notes due October 2049
Debt Instrument [Line Items]
Amount					$ 1,000
Interest Rate					4.34%
TRANSCANADA PIPELINES LIMITED | Senior Unsecured Notes due March 2049
Debt Instrument [Line Items]
Amount							$ 1,000
Interest Rate							5.10%
TRANSCANADA PIPELINES LIMITED | Medium Term Notes due March 2028
Debt Instrument [Line Items]
Amount								$ 200
Interest Rate								3.39%
Long-term debt, re-issuance yield								3.41%
TRANSCANADA PIPELINES LIMITED | Senior Unsecured Notes due May 2048
Debt Instrument [Line Items]
Amount									$ 1,000
Interest Rate									4.875%
TRANSCANADA PIPELINES LIMITED | Senior Unsecured Notes due May 2038
Debt Instrument [Line Items]
Amount									$ 500
Interest Rate									4.75%
TRANSCANADA PIPELINES LIMITED | Senior Unsecured Notes due November 2019, floating interest rate
Debt Instrument [Line Items]
Amount											$ 550
TRANSCANADA PIPELINES LIMITED | Senior Unsecured Notes due November 2019, fixed interest rate
Debt Instrument [Line Items]
Amount											$ 700
Interest Rate											2.125%
TRANSCANADA PIPELINES LIMITED | Medium Term Notes due March 2028
Debt Instrument [Line Items]
Amount												$ 300
Interest Rate												3.39%
TRANSCANADA PIPELINES LIMITED | Medium Term Notes due September 2047
Debt Instrument [Line Items]
Amount												$ 700
Interest Rate												4.33%
NOURTHERN COURIER PIPELINE LIMTED PARTNERSHIP | Senior Secured Notes due June 2042
Debt Instrument [Line Items]
Amount		$ 1,000		$ 1,000
Interest Rate				3.365%
NORTH BAJA PIPELINE, LLC | Unsecured Term Loan due December 2021
Debt Instrument [Line Items]
Amount						$ 50
PORTLAND NATURAL GAS TRANSMISSION SYSTEM | Unsecured Loan Facility due April 2023
Debt Instrument [Line Items]
Amount										$ 19
TUSCARORA GAS TRANSMISSION COMPANY | Unsecured Term Loan due August 2020
Debt Instrument [Line Items]
Amount													$ 25
TC PIPELINES, LP | Senior Unsecured Notes due May 2027
Debt Instrument [Line Items]
Amount														$ 500
Interest Rate														3.90%
Disposal group, disposed of by sale, not discontinued operations | NOURTHERN COURIER PIPELINE LIMTED PARTNERSHIP
Debt Instrument [Line Items]
Ownership interest sold	85.00%
Liquids Pipelines | NOURTHERN COURIER PIPELINE LIMTED PARTNERSHIP
Debt Instrument [Line Items]
Ownership interest percentage	15.00%														15.00%